Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2013-2

Collection Period	10/01/14-10/31/14
Determination Date	11/10/2014
Distribution Date	11/17/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$544,720,400.67
2.	Collections allocable to Principal				$18,555,631.12
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$955,679.48

5.	Pool Balance on the close of the last day of the related Collection Period				$525,209,090.07
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				38,376
7.	Initial Pool Balance				$920,000,013.44

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$68,120,400.60		$48,609,090.00
	c.	Class A-3 Note Balance	$288,000,000.00		$288,000,000.00
	d.	Class A-4 Note Balance	$133,860,000.00		$133,860,000.00
	e.	Class B Note Balance	$20,700,000.00		$20,700,000.00
	f.	Class C Note Balance	$17,940,000.00		$17,940,000.00
	g.	Class D Note Balance	$11,500,000.00		$11,500,000.00

	h.	Note Balance (sum a - g)	$540,120,400.60		$520,609,090.00
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.2197432		0.1568035
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.5870874		0.5658794
10.	Overcollateralization Target Amount				$4,600,000.07
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,600,000.07
12.	Weighted Average Coupon			%	7.15%
13.	Weighted Average Original Term			months	66.39
14.	Weighted Average Remaining Term			months	46.22

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$3,352,997.59
	b.	Liquidation Proceeds allocable to Finance Charge			$394.33
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$3,353,391.92
16.	Principal:
	a.	Collections allocable to Principal			$18,555,631.12
	b.	Liquidation Proceeds allocable to Principal			$522,624.34
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$19,078,255.46

17.	Total Finance Charge and Principal Collections (15d + 16d)		$22,431,647.38
18.	Interest Income from Collection Account		$1,149.19
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17 + 18 + 19)		$22,432,796.57

Available Funds

21.	Available Collections		$22,432,796.57
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$22,432,796.57

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$453,933.67
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$453,933.67

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$3,404.50
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$3,404.50

	e.	Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2 Monthly Interest	$23,842.14
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$23,842.14
	i.	Class A-3 Monthly Interest	$153,600.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$153,600.00
	m.	Class A-4 Monthly Interest	$93,702.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$93,702.00
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$20,872.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$20,872.50
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$24,069.50
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$24,069.50
32.	Tertiary Principal Distributable Amount		$3,411,310.53

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$19,741.67
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$19,741.67
34.	Quaternary Principal Distributable Amount		$11,500,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$15,704,476.51
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$4,600,000.07
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$3,353,391.92
	b.	Total Daily Deposits of Principal Collections	$19,078,255.46
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,149.19

	e.	Total Deposits to Collection Account (sum a - d)	$22,432,796.57
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$453,933.67
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,404.50
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$19,847,138.41
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,128,319.99

	f.	Total Withdrawals from Collection Account (sum a - e)	$22,432,796.57

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$23,842.14
	c.	Class A-3 Interest Distribution	$153,600.00
	d.	Class A-4 Interest Distribution	$93,702.00
	e.	Class B Interest Distribution	$20,872.50
	f.	Class C Interest Distribution	$24,069.50
	g.	Class D Interest Distribution	$19,741.67
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$19,511,310.60
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$19,847,138.41
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$19,535,152.74
	c.	Class A-3 Distribution	$153,600.00
	d.	Class A-4 Distribution	$93,702.00
	e.	Class B Distribution	$20,872.50
	f.	Class C Distribution	$24,069.50
	g.	Class D Distribution	$19,741.67

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$19,847,138.41

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,128,319.99
	b.	Reserve Account surplus (Ln 55)	$135.99

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,128,455.98
46.	Withdrawals
	a.	Certificateholder Distribution	$2,128,455.98

	b.	Total Withdrawals from Certificate Payment Account	$2,128,455.98

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,300,000.03	$2,300,000.03
	b.	Note Balance	$520,609,090.00
48.	Required Reserve Account Amount		$2,300,000.03

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,300,000.03
50.	Investment Earnings		$135.99
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,300,136.02
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$135.99

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,300,000.03
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$453,933.67
60.	Amount to be paid to Backup Servicer from the Collection Account		$3,404.50
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$19,847,138.41
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,128,319.99
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$135.99
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$19,535,152.74
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$153,600.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$93,702.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$20,872.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$24,069.50
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$19,741.67
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,128,455.98

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$432,660.81
74.	Cumulative Net Losses			$9,119,152.47
75.	Cumulative Net Loss Percentage			0.9912%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	818	$12,949,738.01
	b.	61 to 90 days past due	266	$4,137,430.34
	c.	91 or more days past due	109	$1,590,702.96

	d.	Total Past Due (sum a-c)	1,193	18,677,871.31

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,347,906,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 10, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer